Note 16 - Business Segment Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 16. Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC 280 Segment Reporting, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon’s golf and related operations segment consists of four golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging and resort related amenities including dining, banquet and conference facilities, a multipurpose recreation center and a travel agency. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, salon and spa services and food and beverage sales.

Avalon does not have operations located outside the United States and, accordingly, geographical segment information is not presented. In 2021, one customer accounted for 13% of the waste management services segment’s net operating revenues to external customers and 8% of the consolidated net operating revenues. In 2020, no customer individually accounted for 10% or more of Avalon’s business segment or consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note 2). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income (loss) to consolidated income before income taxes is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Net operating revenues from:
Waste management services:
External customer revenues	$42,710	$40,371
Intersegment revenues	-	-
Total waste management services	42,710	40,371

Golf and related operations:
External customer revenues	27,673	18,349
Intersegment revenues	47	41
Total golf and related operations	27,720	18,390

Segment operating revenues	70,430	58,761
Intersegment eliminations	(47)	(41)
Total net operating revenues	$70,383	$58,720

Income (loss) before income taxes:
Waste management services	$3,505	$4,588
Golf and related operations	2,775	(190)
Segment income before taxes	6,280	4,398
Corporate interest expense	(1,117)	(1,170)
Corporate gain on debt extinguishment	502	-
Corporate other income, net	15	16
General corporate expenses	(3,944)	(3,192)
Income before income taxes	$1,736	$52

Depreciation and amortization expense:
Waste management services	$104	$89
Golf and related operations	2,838	2,671
Corporate	170	149
Total depreciation and amortization expense	$3,112	$2,909

Interest expense:
Waste management services	$3	$6
Golf and related operations	38	34
Corporate	1,117	1,170
Total interest expense	$1,158	$1,210

Gain on debt extinguishment:
Waste management services	$-	$553
Golf and related operations	1,462	248
Corporate	502	-
Total gain on debt extinguishment	$1,964	$801

	Year Ended December 31,
	2021	2020
Capital expenditures:
Waste management services	$165	$99
Golf and related operations	4,058	4,870
Corporate	576	118
Total capital expenditures	$4,799	$5,087

	December 31,
	2021	2020
Total assets:
Waste management services	$34,203	$31,875
Golf and related operations	59,700	57,863
Corporate	55,027	59,425
Subtotal	148,930	149,163
Elimination of intersegment receivables	(70,893)	(71,213)
Total assets	$78,037	$77,950

In comparing total assets at December 31, 2021 with those at December 31, 2020, the increase in the total assets of the waste management services segment of approximately $2.3 million was primarily a result of an increase in accounts receivable and intersegment transactions, which are eliminated in consolidation. The increase in total assets of the golf and related operations segment of $1.8 million was primarily due to capital expenditures associated with The Grand Resort and Avalon Field Club at New Castle and, to a lesser extent, an increase in prepaid expenses, partially offset by current year depreciation on property and equipment. The decrease in corporate total assets of approximately $4.4 million was primarily due to a decrease in operating and restricted cash utilized for the renovation of The Grand Resort and Avalon Field Club at New Castle, and a decrease in intersegment transactions, which are eliminated in consolidation.